Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt
Long-Term Debt
Senior notes issuance. On May 22, 2015, CPG issued its private placement of $2,750.0 million in aggregated principal amount of its senior notes, comprised of $500.0 million of 2.45% senior notes due 2018 (the "2018 Notes"), $750.0 million of 3.30% senior notes due 2020 (the "2020 Notes"), $1,000.0 million of 4.50% senior notes due 2025 (the "2025 Notes") and $500.0 million of 5.80% senior notes due 2045 (the “2045 Notes” and, together with the 2018 Notes, 2020 Notes and 2025 Notes, the “Notes”). The Notes were issued at a discount, for net proceeds of approximately $2,722.3 million after deducting the Initial Purchasers’ discount and offering expenses of CPG.
Indenture. The Notes are governed by an Indenture, dated as of May 22, 2015 (the “Indenture”), entered into by CPG and the certain subsidiary guarantors named therein (the "Guarantors") with U.S. Bank National Association, as trustee (the “Trustee”).
The initial Guarantors are three subsidiaries of CPG, CEG, Columbia OpCo and OpCo GP. The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all of the Guarantors. Each guarantee of CPG’s obligations under the Notes is a direct, unsecured and unsubordinated obligation of the applicable Guarantor and has the same ranking with respect to indebtedness of that Guarantor as the Notes have with respect to CPG’s indebtedness.
The guarantees of any Guarantor may be released under certain circumstances. First, if CPG discharges or defeases its obligations with respect to the Notes of any series, then any guarantee will be released with respect to that series. Second, if no event of default has occurred and is continuing under the Indenture, a Guarantor will be automatically and unconditionally released and discharged from its guarantee (i) at any time after June 1, 2018, upon any sale, exchange or transfer, whether by way of merger or otherwise, to any person that is not CPG’s affiliate, of all of CPG’s direct or indirect limited partnership, limited liability or other equity interests in the Guarantor; (ii) upon the merger of a guarantor into CPG or any other Guarantor or the liquidation and dissolution of such Guarantor; or (iii) at any time after June 1, 2018, upon release of all guarantees or other obligations of the Guarantor with respect to any of CPG’s funded debt, except the Notes.
The Indenture governing the Notes contains covenants that, among other things, limit the ability of CPG and certain of its subsidiaries to incur liens, to enter into sale and lease-back transactions and to enter into mergers, consolidations or transfers of all or substantially all of their assets. The Indenture also contains customary events of default.
The 2018 Notes will mature on June 1, 2018, the 2020 Notes will mature on June 1, 2020, the 2025 Notes will mature on June 1, 2025 and the 2045 Notes will mature on June 1, 2045. Interest on the Notes of each series will be payable semi-annually in arrears on June 1 and December 1, commencing on December 1, 2015.
Registration Rights Agreement. In connection with the private placement of the Notes, CPG and the Guarantors entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Initial Purchasers, pursuant to which CPG and the Guarantors agreed to file, and use their reasonable best efforts to cause to become effective, an exchange offer registration statement with the SEC and to consummate an exchange offer within 360 days after the date of issuance of the Notes pursuant to which holders of each series of the Notes can exchange the Notes issued in the offering for registered notes having the same terms as the Notes. Under certain circumstances set forth in the Registration Rights Agreement, in lieu of a registered exchange offer, CPG and the Guarantors must file, and use reasonable best efforts to cause to become effective, a shelf registration statement for the resale of the Notes. If CPG fails to satisfy these obligations on a timely basis, the annual interest borne by the Notes will be increased by up to 0.50% per annum until the exchange offer is completed or the shelf registration statement is declared effective.

The following table summarizes the outstanding long-term debt maturities at December 31, 2015.

Year Ending December 31, (in millions)
2016	$—
2017	—
2018	500.0
2019	—
2020	750.0
After	1,500.0
Total (1)	$2,750.0

(1) This amount excludes unamortized discount of $3.8 million. The unamortized discount applicable to the Notes is being amortized over the weighted average life of the Notes.